Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
23. Subsequent Events
a)On February 8, 2021, the Tangguh Joint Venture, of which Teekay LNG has a 70% ownership interest, refinanced its $191.5 million term loan which was scheduled to mature in 2021, by entering into a new $191.5 million term loan maturing in February 2026.

b)In February 2021, Teekay Tankers entered into agreements to sell two Aframax tankers for an aggregate price of $32.0 million. The vessels and related bunkers and lube oil inventory were classified as held for sale on the consolidated balance sheet as at December 31, 2020, and the vessels were written down to the agreed sales price less selling costs. Both vessels were delivered in March 2021.

c)In March 2021, Teekay Tankers declared purchase options to acquire six Aframax tankers for a total cost of $128.8 million, as part of the repurchase options under the sale-leaseback arrangements described in note 10. Teekay Tankers expects to complete the purchase and delivery of these vessels in September 2021.